Investor Class | T. Rowe Price Retirement 2015 Fund
SUMMARY T. Rowe Price Retirement 2015 Fund
Investment Objective
The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Fees and Expenses of the Fund Shareholder fees (fees paid directly from your investment)
Shareholder Fees (USD $)		Investor Class T. Rowe Price Retirement 2015 Fund
Maximum sales charge (load) imposed on purchases	[1]	none
Maximum deferred sales charge (load)	[1]	none
Redemption fee	[1]	none
Maximum account fee	[1][2]	20
[1]	While the fund itself charges no management fee, it will indirectly bear its pro-rata share of the expenses of the underlying T. Rowe Price funds in which it invests (acquired funds). The acquired funds are expected to bear the operating expenses of the fund.
[2]	Subject to certain exceptions, accounts with a balance of less than $10,000 are charged an annual $20 fee.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Investor Class T. Rowe Price Retirement 2015 Fund
Management fees	[1]	none
Distribution and service (12b-1) fees	[1]	none
Other expenses	[1]	none
Acquired fund fees and expenses	[1]	0.66%
Total annual fund operating expenses	[1]	0.66%
[1]	While the fund itself charges no management fee, it will indirectly bear its pro-rata share of the expenses of the underlying T. Rowe Price funds in which it invests (acquired funds). The acquired funds are expected to bear the operating expenses of the fund.

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 year	3 years	5 years	10 years
Investor Class T. Rowe Price Retirement 2015 Fund	67	211	368	822

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 25.6% of the average value of its portfolio.
Investments, Risks, and Performance Principal Investment Strategies
The fund pursues its objective by investing in a diversified portfolio of other T. Rowe Price stock and bond funds that represent various asset classes and sectors. The fund's allocation between T. Rowe Price stock and bond funds will change over time in relation to its target retirement date.

The fund is managed based on the specific retirement year (target date) included in its name and assumes a retirement age of 65. The target date refers to the approximate year an investor in the fund would plan to retire and likely stop making new investments in the fund. The fund is designed for an investor who anticipates retiring at or about the target date and who plans to withdraw the value of the account in the fund gradually after retirement. This fund may not be appropriate for an investor who plans to retire on or near the target date, but at an age well before or after age 65.

Over time, the allocation to asset classes and funds will change according to a predetermined "glide path" shown in the following chart. The glide path represents the shifting of asset classes over time and shows how the fund's asset mix becomes more conservative–both prior to and after retirement–as time elapses. This reflects the need for reduced market risks as retirement approaches and the need for lower portfolio volatility after retiring. Although the glide path is meant to dampen the fund's potential volatility as retirement approaches, the fund is not designed for a lump sum redemption at the retirement date. While the fund does not guarantee a level of income, it is also intended to serve as a post-retirement investment vehicle with allocations designed to provide an income stream made up of regular withdrawals throughout retirement along with some portfolio growth that exceeds inflation.

Years to Retirement	40
Stocks	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90
Bonds	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10

Years to Retirement	35
Stocks	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90
Bonds	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10

Years to Retirement	30
Stocks	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90
Bonds	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10

Years to Retirement	25
Stocks	90	89.5	89.5	89	89	88.5	88.5	88	88	87.5	87.5	87	87	86.5	86.5	86	86	85.5	85.5	85
Bonds	10	10.5	10.5	11	11	11.5	11.5	12	12	12.5	12.5	13	13	13.5	13.5	14	14	14.5	14.5	15

Years to Retirement	20
Stocks	85	84.5	84.5	84	84	83.5	83.5	83	83	82.5	82.5	82	82	81.5	81	81	80.5	80	80	79.5
Bonds	15	15.5	15.5	16	16	16.5	16.5	17	17	17.5	17.5	18	18	18.5	19	19	19.5	20	20	20.5

Years to Retirement	15
Stocks	79	78.5	78.5	78	78	77.5	77.5	77	76.5	76.5	76	75.5	75	75	74.5	74	73.5	73.5	73	72.5
Bonds	21	21.5	21.5	22	22	22.5	22.5	23	23.5	23.5	24	24.5	25	25	25.5	26	26.5	26.5	27	27.5

Years to Retirement	10
Stocks	72	72	71.5	71	70.5	70	70	69.5	69	68.5	68	68	67.5	67	66.5	66	66	65.5	65	64.5
Bonds	28	28	28.5	29	29.5	30	30	30.5	31	31.5	32	32	32.5	33	33.5	34	34	34.5	35	35.5

Years to Retirement	5
Stocks	64	64	63.5	63	62.5	62	62	61.5	61	60.5	60	59.5	59	58.5	58	57.5	57	56.5	56	55.5
Bonds	36	36	36.5	37	37.5	38	38	38.5	39	39.5	40	40.5	41	41.5	42	42.5	43	43.5	44	44.5

Years to Retirement	0
Stocks	55	54.5	54	53.5	53	52.5	52	51.5	51	50.5	50	49.5	49	49	48.5	48	47.5	47	47	46.5
Bonds	45	45.5	46	46.5	47	47.5	48	48.5	49	49.5	50	50.5	51	51	51.5	52	52.5	53	53	53.5

Years Past Retirement	5
Stocks	46	45.5	45.5	45	44.5	44	44	43.5	43	43	42.5	42.5	42	42	41.5	41.5	41	41	40.5	40
Bonds	54	54.5	54.5	55	55.5	56	56	56.5	57	57	57.5	57.5	58	58	58.5	58.5	59	59	59.5	60

Years Past Retirement	10
Stocks	40	39.5	39.5	39	39	38.5	38.5	38	38	37.5	37.5	37	37	36.5	36.5	36	36	35.5	35.5	35
Bonds	60	60.5	60.5	61	61	61.5	61.5	62	62	62.5	62.5	63	63	63.5	63.5	64	64	64.5	64.5	65

Years Past Retirement	15
Stocks	35	34.5	34.5	34	34	33.5	33.5	33.5	33	33	33	32.5	32.5	32.5	32	32	32	31.5	31.5	31
Bonds	65	65.5	65.5	66	66	66.5	66.5	66.5	67	67	67	67.5	67.5	67.5	68	68	68	68.5	68.5	69

Years Past Retirement	20
Stocks	31	30.5	30.5	30	30	29.5	29.5	29	29	28.5	28.5	28	28	27.5	27.5	27	27	26.5	26.5	26
Bonds	69	69.5	69.5	70	70	70.5	70.5	71	71	71.5	71.5	72	72	72.5	72.5	73	73	73.5	73.5	74

Years Past Retirement	25
Stocks	26	25.5	25.5	25	25	24.5	24.5	24	24	23.5	23.5	23	23	22.5	22	22	21.5	21	21	20.5
Bonds	74	74.5	74.5	75	75	75.5	75.5	76	76	76.5	76.5	77	77	77.5	78	78	78.5	79	79	79.5

Years Past Retirement	30
Stocks	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20
Bonds	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80

Years Past Retirement	35
Stocks	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20
Bonds	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80

Years Past Retirement	40
Stocks	20
Bonds	80

At the target date, the fund's allocation to stocks is anticipated to be approximately 55% of its assets. The fund's exposure to stocks will continue to decline until approximately 30 years after its target date, when its allocation to stocks will remain fixed at approximately 20% of its assets. The remainder will be invested in fixed income securities. The allocations shown in the glide path are referred to as "neutral" allocations because they do not reflect any tactical decisions made by T. Rowe Price to overweight or underweight a particular asset class or sector based on its market outlook. The target allocations assigned to the broad asset classes (Stocks and Bonds), which reflect these strategic decisions resulting from market outlook, are not expected to vary from the neutral allocations set forth in the glide path by more than plus (+) or minus (-) five percentage (5%) points.

The following table details the way the portfolio is generally expected to be allocated between the asset classes. The table also shows the sectors within those broad asset classes to which the portfolio will have exposure, and the expected allocations to the T. Rowe Price funds that will be used to represent those sectors. The information in the table represents the neutral allocations for the fund as of October 1, 2012. The target allocations and actual allocations may differ. The fund's shareholder reports set forth its actual allocations between stock funds and bond funds and to the individual T. Rowe Price funds.

2015 Fund
Asset Class		Sector	Fund	Neutral Allocation
Stocks	60.50%	Domestic Large-Cap Stocks	Equity Index 500 Growth Stock Value	20.23% 5.38 5.38
		Domestic Mid-Cap Stocks	Mid-Cap Growth Mid-Cap Value	2.41 2.41
		Domestic Small-Cap Stocks	New Horizons Small-Cap Stock Small-Cap Value	1.48 1.47 1.48
		International Developed Market Stocks	International Growth & Income International Stock Overseas Stock	4.88 4.88 4.89
		International Emerging Market Stocks	Emerging Markets Stock	2.59
		Inflation Focused Stocks	Real Assets	3.02
Bonds	39.50	Domestic Investment-Grade Bonds	New Income	22.40
		Domestic High Yield Bonds	High Yield	3.20
		International Bonds	Emerging Markets Bond International Bond	3.20 3.20
		Inflation Focused Bonds	Inflation Focused Bond	7.50

Principal Risks
As with any mutual fund, there is no guarantee that the fund will achieve its objective. The fund’s share price fluctuates, which means you could lose money by investing in the fund. You may experience losses, including losses near, at, or after the target retirement date. There is no guarantee that the fund will provide adequate income at and through your retirement. The principal risks of investing in this fund are summarized as follows:

Asset allocation risk The fund’s risks will directly correspond to the risks of the underlying funds in which it invests. By investing in many underlying funds, the fund has partial exposure to the risks of many different areas of the market, and the fund’s overall level of risk should decline over time. However, the selection of the underlying funds and the allocation of the fund’s assets among the various asset classes and market sectors could cause the fund to underperform other funds with a similar investment objective.

General equity risk Stocks generally fluctuate in value more than bonds and may decline significantly over short periods. As with any fund having equity exposure, the fund’s share price can fall because of overall weakness in the stock market. The value of a stock fund in which the fund invests may decline due to general market conditions or because of factors that affect a particular industry or market sector.

Small- and mid-cap stock risk Investing in small- and mid-cap funds entails greater risk than investing in funds that focus on larger companies. Stocks of smaller companies are usually more volatile than stocks of larger companies because smaller companies usually have more limited financial resources, less experienced management, and less publicly available information, and seldom pay significant dividends that could help to cushion returns in a falling market.

Investment style risk Because the fund invests in stock funds with both growth and value characteristics, its share price may be negatively affected if either investing approach falls out of favor. Growth stocks tend to be more volatile than certain other types of stocks and are more sensitive to changes in current or expected earnings. Value stocks carry the risk that investors will not recognize their intrinsic value for a long time or that they are actually appropriately priced at a low level.

Interest rate risk This is the risk that a rise in interest rates could cause the price of a bond fund in which the fund invests to fall. Generally, the longer the weighted average maturity of an underlying fund, the greater its interest rate risk.

Credit risk This is the risk that an issuer of a debt security held by an underlying bond fund could be downgraded or default, thereby negatively affecting the fund’s price or yield.

Liquidity risk This is the risk that a fund may not be able to sell a holding in a timely manner at a desired price. This risk could affect both stock and bond funds in which the fund invests.

Foreign investing risk This is the risk that the fund’s investments in international funds may be adversely affected by economic conditions or developments overseas, or decreases in foreign currency values relative to the U.S. dollar. The risks are heightened for underlying funds that focus on emerging markets.
Performance
The bar chart showing calendar year returns and the average annual total returns table indicate risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index. The fund’s past performance (before and after taxes) is not necessarily an indication of future performance.

The fund can also experience short-term performance swings, as shown by the best and worst calendar quarter returns during the years depicted.
Retirement 2015 Fund Calendar Year Returns

	Quarter Ended	Total Return
Best Quarter	6/30/09	16.50%
Worst Quarter	12/31/08	-17.19%
The fund’s return for the six months ended 6/30/12 was 6.39%.
In addition, the average annual total returns table shows hypothetical after-tax returns to suggest how taxes paid by a shareholder may influence returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or individual retirement account.
Average Annual Total Returns Periods ended December 31, 2011
Average Annual Total Returns Investor Class		1 Year	5 Years	Since inception	Inception date
T. Rowe Price Retirement 2015 Fund		(0.32%)	2.11%	4.98%	Feb. 27, 2004
T. Rowe Price Retirement 2015 Fund Returns after taxes on distributions		(0.93%)	1.28%	4.23%	Feb. 27, 2004
T. Rowe Price Retirement 2015 Fund Returns after taxes on distributions and sale of fund shares		(0.03%)	1.42%	3.98%	Feb. 27, 2004
T. Rowe Price Retirement 2015 Fund Dow Jones Target 2015 Index (reflects no deduction for fees, expenses, or taxes)	[1]	3.42%	3.87%	5.47%
T. Rowe Price Retirement 2015 Fund Combined Index Portfolio (reflects no deduction for fees, expenses, or taxes)	[2]	1.11%	1.73%	4.49%
[1]	Effective November 1, 2012, the S&P Target Date 2015 Index will replace the Dow Jones Target 2015 Index as the fund's primary benchmark. The S&P Target Date 2015 Index is more representative of the fund's investment program and asset allocation strategies.
[2]	Combined Index Portfolio is an unmanaged portfolio composed of 61.50% stocks (43.97% Russell 3000 Index, 17.53% MSCI All Country World Index ex USA), and 38.50% bonds (31.50% Barclays U.S. Aggregate Bond Index, 7.00% Barclays U.S. 1-5 Year Treasury TIPS Index). The percentages will vary over time and the indices may vary over time.

Updated performance information is available through troweprice.com or may be obtained by calling 1-800-225-5132.